Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,861	$ 1,640
Work-in-process	450	427
Finished goods	569	537
Tooling and engineering	1,726	1,576
Inventory, net, total	$ 4,606	$ 4,180